Average Annual Total Returns - AMG Renaissance Large Cap Growth Fund	Apr. 24, 2021
Class Z
Average Annual Return:
1 Year	23.90%
5 Years	15.95%
10 Years	14.28%
Class I
Average Annual Return:
1 Year	23.90%
5 Years	15.83%
10 Years	14.13%
Class N
Average Annual Return:
1 Year	23.54%
5 Years	15.52%
10 Years	13.78%
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	21.98%
5 Years	13.34%
10 Years	10.93%
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.73%
5 Years	11.89%
10 Years	10.38%